Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1.               Basis of Presentation and General Information:

Star Bulk Carriers Corp. (“Star Bulk”) is a global shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains offices in Athens, New York, Limassol, Singapore and Germany. Star Bulk’s common shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK”.

The unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its wholly owned subsidiaries (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements for the year ended December 31, 2022 and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2023 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.

The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2022 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022 (the “2022 Annual Report”). The balance sheet as of December 31, 2022 has been derived from the audited consolidated financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2022 Annual Report.

The 2019 Novel Coronavirus (“COVID-19”) pandemic resulted in a significant reduction in global economic activity and extreme volatility in the global financial market. During the second half of 2022, freight rates declined from highs seen earlier in the year as China’s COVID-related lockdown measures intensified. The end of the zero COVID-19 policy by the Chinese authorities during the first quarter of 2023 fueled markets with optimism that resulted in the rebound of freight levels. During the second quarter of 2023, freight rates have receded, as despite the uplift of the exporting activity, the relaxation of COVID-19 related inefficiencies resulted in the increase of effective ship supply. Concurrently, Chinese macro data are implying a stalling economy, while the outlook of the western economies is getting worse as a result of the tightening cycle that central banks are implementing in order to fight inflation. There continues to be a high level of uncertainty relating to how the COVID-19 pandemic will evolve, the evolution and emergence of existing and future variants, the availability of vaccines and their global deployment, the development of effective treatments, the imposition of effective public safety and other protective measures and the public's and government's responses to such measures. As a result of the COVID-19 pandemic restrictions imposed since 2020, additional crew expenses have been incurred. An increase in the severity or duration or a resurgence of the COVID-19 pandemic and any significant disruption of wide-scale vaccine distribution could have a material adverse effect on the Company’s future business, results of operations, cash flows, financial condition, the carrying value of the Company’s assets, the fair values of the Company’s vessels, and the Company’s ability to pay dividends.

As of June 30, 2023 and as adjusted for the delivery to the buyers of the vessel Star Polaris and the five Delphin Vessels, discussed in Note 5, the Company owned a modern fleet of 120 dry bulk vessels consisting of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 52,425 deadweight tonnage (“dwt”) and 209,529 dwt, a combined carrying capacity of 13.3 million dwt and an average age of 11.5 years.